Investments in Associates (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of associates [abstract]
Summary of Recognized Profit on Disposal of Shares in Associates

Separately, the Group recognized a profit on disposal of shares in associates as follows:

(in USD)	For the Year Ended September 30, 2023
Proceeds on disposal	1,363
Less carrying value of investment on disposal date	—
Gain on disposal of shares in associate	1,363